Cost and Estimated Earnings on Uncompleted Contracts (Details Narrative) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 02, 2021	Dec. 31, 2020	Jan. 02, 2020	Dec. 31, 2019
Claims	$ 210,200		$ 189,500		$ 39,700
Contract liabilities		$ 284,800		$ 73,500
Revenue recognized for contract liabilities	$ 161,600